Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2026123			Final Qualifying Property Value	XXX	XXX	Sales price vs appraised value.
2026123			Total Qualified Assets Post-Close	XXX	XXX	Confirmed XXX using the asset documents.
2026123			Escrow Waiver in File	XXX	XXX	The loan has escrow for taxes and insurance.
2026121			Loan Purpose	XXX	XXX	The purpose is XXX as confirmed by the XXX contract and final CD.